FINANCE LEASES - Finance Lease Receivables (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial Lease Receivables
Finance lease receivable	$ 210,721,863	$ 86,740,976
Unearned financial income	(103,108,469)	(5,350,234)
Net investment in the lease	107,613,394	81,390,742
Financial assets	7,177,048,816	5,404,819,804
Finance Lease Receivables | Accumulated impairment
Financial Lease Receivables
Financial assets	3,617,559	801,293
Up to 1 year
Financial Lease Receivables
Finance lease receivable	72,117,646	24,368,411
More than a year up to two years
Financial Lease Receivables
Finance lease receivable	61,684,660	22,035,370
From two to three years
Financial Lease Receivables
Finance lease receivable	41,977,085	16,712,694
From three to five years
Financial Lease Receivables
Finance lease receivable	34,607,371	19,077,300
More than five years
Financial Lease Receivables
Finance lease receivable	$ 335,101	$ 4,547,201